Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity

NOTE 19—STOCKHOLDERS’ EQUITY

In January 2011, Imex Settlement Corporation executed an agreement to purchase from the Company 110,000 Series F Preferred Units for an $11.0 million promissory note. The Series F Preferred Units were non-voting and would be redeemed at any time by the Company for an amount equal to the applicable unreturned preferred capital amount allocable to the Series F Preferred Units sought to be redeemed, plus any accrued and unpaid preferred return. The cumulative rate of preferred return was equal to 16.0% of the outstanding units, per annum. The Series F Preferred units and the $11.0 million promissory note were extinguished as a result of the corporate conversion.

On February 3, 2011, the Company converted from a Florida limited liability company to a Florida corporation at which time the members of Imperial Holdings, LLC became shareholders of Imperial Holdings, Inc. As a limited liability company, the Company was treated as a partnership for United States federal and state income tax purposes and, as such, the Company was not subject to taxation. For all periods subsequent to such conversion, the Company will be subject to corporate-level United States federal and state income taxes.

As part of the corporate conversion, the Company entered into a plan of conversion with its shareholders on January 12, 2011, as amended on February 3, 2011. Pursuant to the plan of conversion, all of the Company’s outstanding common units and Series A, B, C, D and E preferred units and all principal and accrued and unpaid interest outstanding under our promissory note in favor of IMPEX Enterprises, Ltd. were converted into 2,300,273 shares of our common stock. The plan of conversion, which describes the corporate conversion as well as other transactions and agreements by the parties with an interest in the Company’s equity, reflects an agreement among its then shareholders as to the allocation of the shares of common stock to be issued to its shareholders in the corporate conversion. Thus, there is no formula that may be used to describe the conversion of a common unit or a Series A, B, C, D and E preferred unit into common stock.

Immediately after the corporate conversion and prior to the conversion of the Skarbonka debenture and the closing of the Company’s initial public offering on February 11, 2011, the Company’s shareholders consisted of two Florida corporations and one Florida limited liability company. These three shareholders reorganized so that their beneficial owners received the same number of shares of common stock of Imperial Holdings, Inc. issuable to the members of Imperial Holdings, LLC in the corporate conversion.

After the corporate conversion and prior to the closing of the Company’s initial public offering on February 11, 2011, the Company converted two phantom stock agreements it had with two employees into 27,000 shares of common stock and incurred stock compensation of approximately $290,000.

In addition, following the corporate conversion and upon the closing of the Company’s initial public offering on February 11, 2011, three shareholders received ownership of warrants that may be exercised for up to a total of 4,053,333 shares of the Company’s common stock at a weighted average exercise price of $14.51 per share. In connection with the over-allotment option, the same three shareholders received ownership of 187,188 additional warrants. One-third of the warrants will have an exercise price equal to 120% of the price of the common stock sold in this offering, one-third of the warrants will have an exercise price equal to 135% of the price of the common stock sold in this offering, and one-third of the warrants will have an exercise price equal to 150% of the price of the common stock sold in this offering. The warrants will expire 7 years after the date of issuance and the exercisability of the warrant will vest ratably over four years.

On February 11, 2011, the Company closed its initial public offering of 16,666,667 shares of common stock at $10.75 per share. On February 15, 2011 Imperial Holdings, Inc. sold an additional 935,947 shares of common stock. The sale was in connection with the over-allotment option Imperial Holdings, Inc. granted to its underwriters in connection with Imperial’s initial public offering. As a result, the total initial public offering size was 17,602,614 shares. All shares were sold to the public at a price of $10.75. The Company received net proceeds of approximately $174.2 million after deducting the underwriting discounts and commissions and our offering expenses.

After giving effect to (i) the corporate conversion, pursuant to which all outstanding common and preferred limited liability company units of Imperial Holdings, LLC (including all accrued and unpaid dividends thereon) and all principal and accrued and unpaid interest outstanding under the Company’s promissory note in favor of IMPEX Enterprises, Ltd. were converted into 2,300,273 shares of the Company’s common stock; (ii) the issuance of 27,000 shares of common stock to two employees pursuant to the terms of each of their respective phantom stock agreements; (iii) the conversion of a $30.0 million debenture into 1,272,727 shares of common stock (iv) the sale of 16,666,667 shares in the Company’s offering, and (v) the sale of 935,947 shares in connection with the over-allotment option granted to the Company’s underwriters, there are 21,202,614 shares of common stock outstanding. Up to an additional 4,240,521 shares of common stock will be issuable upon the exercise of warrants issued to existing members of the Company. Moreover, the Company reserved an aggregate of 1,200,000 shares of common stock under its Omnibus Plan, of which 665,956 options to purchase shares of common stock were granted to existing employees, directors and named executive officers at a weighted average exercise price of $10.75 per share, and an additional 3,507 shares of restricted stock had been granted under the plan subject to vesting. The remaining 530,537 shares of common stock are available for future awards.